SHARE-BASED PAYMENT (Schedule of Number of RSs and Modification in Employee RSs) (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Outstanding at beginning of year	2,445,597	2,572,372	2,487,236
Granted	443,800	617,825	458,950
Forfeited	(485,373)	(691,016)	(363,155)
Outstanding at end of year	2,336,554	2,445,597	2,572,372
The weighted average remaining contractual life for the restricted share	3 years 4 months 20 days	3 years 7 months 17 days	3 years 2 months 19 days
Number of RSs [Member]
Disclosure of classes of share capital [line items]
Outstanding at beginning of year	139,706	76,512	27,333
Granted	69,725	96,308	58,835
End of restriction period	(18,643)	(23,572)
Forfeited	(44,892)	(9,542)	(7,656)
Outstanding at end of year	145,896	139,706	76,512
The weighted average remaining contractual life for the restricted share	2 years 9 months 11 days	3 years 2 months 16 days	3 years 6 months 14 days